9. Subsequent Events - Quarterly (Quarterly Member)	3 Months Ended
Mar. 31, 2014
Quarterly Member
Subsequent Events

On April 1, 2014, MassRoots received the outstanding $87,600 from the convertible debentures.

On June 6, 2014, MassRoots established the 2014 Employee Incentive Plan (the “Plan”), which gave the Board of Directors the authority to allocate 4,000,000 shares of common stock to current and future MassRoots employees, directors, and consultants.

On June 6, 2014, pursuant to the Plan, the Board of Directors granted Vincent "Tripp" Keber, III and Ean Seeb 250,000 shares and options to purchase 750,000 shares at a $0.10 strike price over a period of three years. Under the terms of the agreement, 250,000 options will begin vesting monthly for a period of one year on October 1, 2014; 250,000 options will begin vesting monthly the later of the company obtaining 830,000 users or October 1, 2015; 250,000 options will vest on the later of the Company obtaining 1,080,000 users or October 1, 2016.

On June 6, 2014, pursuant to the Plan, the Board of Directors granted Sebastian Stant 250,000 shares and options to purchase 550,000 shares at a $0.10 strike price for his services as the Company's Lead Web Developer. Under the terms of the agreement, 250,000 options will vest upon the company obtaining 250,000 users; 150,000 options will vest upon the company obtaining 500,000 users; and 150,000 options will vest upon the company obtaining 750,000 users.

On June 6, 2014, pursuant to the Plan, the Board of Directors granted Jesus Quintero 100,000 shares for his services as the Company's Chief Financial Officer.

The Company evaluated subsequent events through the date its financial statements were issued on June 9, 2014.